PERSONNEL, SOCIAL CHARGES AND BENEFITS	12 Months Ended
Dec. 31, 2022
PERSONNEL, SOCIAL CHARGES AND BENEFITS
PERSONNEL, SOCIAL CHARGES AND BENEFITS

16)  PERSONNEL, SOCIAL CHARGES AND BENEFITS

a)  Accounting policy

Salaries, remunerations and profit sharing are negotiated in collective bargaining agreements, with the corresponding social charges and contributions added by the accrual basis. The profit-sharing program for employees is based on the Company’s operating and financial goals, and a provision is recognized when the assumptions for its accounting are satisfied.

Details of Telefónica’s share-based compensation plans are described in Note 30.

Personnel costs and expenses, social charges and benefits are recorded as cost of services provided, commercial expenses or general and administrative expenses (Note 26).

b)  Breakdown

	12.31.22	12.31.21
Social charges and benefits	497,568	397,906
Profit sharing	483,548	366,451
Share-based payment plans (Note 30)	77,175	109,682
Salaries and wages	39,035	35,818
Total	1,097,326	909,857

Current	1,035,652	888,324
Non-current	61,674	21,533